Consolidated Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Series A Preferred Stock [Member]
Preferred stock, shares issued		0	15,000
Preferred stock, shares outstanding		0	15,000
Series B Preferred Stock [Member]
Preferred stock, shares issued		0	27,000
Preferred stock, shares outstanding		0	27,000
Common Class A [Member]
Common Stock, shares issued	35,667,164	11,832,164	1,067,213
Common Stock, shares outstanding	35,667,164	11,832,164	1,067,213
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock,shares authorized	100,000,000	100,000,000
Common Class B [Member]
Common Stock, shares issued	136,341	136,341
Common Stock, shares outstanding	136,341	136,341	0
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock,shares authorized	136,341	136,341